Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 05, 2013
Driehaus Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Micro Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Micro Cap Growth Fund seeks to maximize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year because the Fund does not expect to commence operations until November 18, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a growth style of investment in equity securities, including common and preferred stocks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. micro-capitalization (“micro-cap”) companies. For purposes of the Fund, the investment adviser currently considers a company to be a micro-cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Microcap Growth Index, which as of the date of this Prospectus are companies that have a market capitalization of generally less than $900 million. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. micro-cap companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies above the capitalization range of the Russell Microcap Growth Index. The Fund may invest in companies with limited operating histories. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund expects to frequently and actively trade its portfolio securities. The Fund’s annual portfolio turnover is anticipated to be 100% to 275%. Investment decisions for the Fund’s growth style of investing are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. This decision involves evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. The decision is also based on the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. The Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Micro-Cap Company Risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some U.S. micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the investment adviser’s estimate of the company’s current worth, also involve increased risk.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market’s assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund’s investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective or the investment adviser does not implement the strategy successfully.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market's assessment of the issuers than a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund expects to commence operations as a series of the Driehaus Mutual Funds on November 18, 2013, when substantially all of the assets of the Driehaus Micro Cap Fund, L.P. (the “Micro Cap Partnership”) and the Driehaus Institutional Micro Cap Fund, L.P. (together, the “Limited Partnerships”) are transferred to the Fund. The Limited Partnerships were managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The Fund is managed by Jeffrey James and Michael Buck, the same portfolio management team that managed the Micro Cap Partnership, with Mr. James as the portfolio manager since 1998 and Mr. Buck as the assistant portfolio manager since 2009, and Driehaus Institutional Micro Cap Fund, L.P, since its inception in 2011. The restated performance of the Micro Cap Partnership is shown here because it has been in operation longer. The Limited Partnerships were not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus were not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnerships had been registered under the 1940 Act, their performance may have been adversely affected. Accordingly, future Fund performance may be different than the Micro Cap Partnership’s restated past performance. The Micro Cap Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Micro Cap Partnership. The Limited Partnerships were not regulated investment companies under Subchapter M of the Internal Revenue Code and therefore did not distribute current or accumulated earnings and profits and were not subject to the diversification and source of income requirements applicable to regulated investment companies.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns of Micro Cap Partnership (restated) for the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 51.67% (quarter ended 6/30/03) and the lowest return for a quarter was -29.14% (quarter ended 9/30/11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Driehaus Micro Cap Growth Fund | Driehaus Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	$ 162
3 Years	rr_ExpenseExampleYear03	$ 502
2003	rr_AnnualReturn2003	113.22%
2004	rr_AnnualReturn2004	13.25%
2005	rr_AnnualReturn2005	19.06%
2006	rr_AnnualReturn2006	14.88%
2007	rr_AnnualReturn2007	32.44%
2008	rr_AnnualReturn2008	(45.57%)
2009	rr_AnnualReturn2009	43.14%
2010	rr_AnnualReturn2010	33.35%
2011	rr_AnnualReturn2011	(19.74%)
2012	rr_AnnualReturn2012	20.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	51.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.14%)
1 year	rr_AverageAnnualReturnYear01	20.17%
5 years	rr_AverageAnnualReturnYear05	0.04%
10 years	rr_AverageAnnualReturnYear10	15.92%
Driehaus Micro Cap Growth Fund | Return After Taxes on Distributions | Driehaus Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Driehaus Micro Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Driehaus Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Driehaus Micro Cap Growth Fund | Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.17%
5 years	rr_AverageAnnualReturnYear05	1.02%
10 years	rr_AverageAnnualReturnYear10	7.87%

[1]	“Other Expenses” are estimated for the current fiscal year because the Fund does not expect to commence operations until November 18, 2013.